SHARE CAPITAL (Narrative) (Details)	1 Months Ended													2 Months Ended			12 Months Ended
	Feb. 28, 2021 $ / shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Feb. 29, 2020 CAD ($) Share $ / shares shares	Feb. 29, 2020 USD ($) Share shares	Dec. 31, 2019 Share $ / shares shares	Oct. 31, 2019 $ / shares shares	Sep. 30, 2019 $ / shares shares	Jun. 29, 2018 $ / shares shares	Jun. 26, 2018 CAD ($) $ / shares shares	Jun. 26, 2018 USD ($) shares	Jun. 19, 2018 CAD ($) $ / shares shares	Jun. 19, 2018 USD ($) shares	Feb. 28, 2021 shares	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) Share Year $ / shares shares	Dec. 31, 2020 USD ($) Share Year shares	Dec. 31, 2019 CAD ($) Share $ / shares shares	Dec. 31, 2019 USD ($) Share shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Equity issuance, share price | $ / shares						$ 0.375	$ 0.40
Proceeds from share issuance | $																		$ 5,383,914		$ 136,000	$ 2,012,082
Cash repayments of advances and loans from related parties | $																		$ 665,544		$ (689,940)	(23,219)
Stock issued during period shares issued for consulting services						31,697	1,000,000
Number of warrants outstanding and exercisable | Share						875,000											537,000		875,000
Warrants exercised during period | Share																	875,000	875,000	500,000	500,000
Exercise price of warrants exercised | $ / shares						$ 0.36											$ 0.36		$ 0.36
Proceeds from warrant exercise																	$ 315,000	$ 236,129	$ 180,000	$ 136,000
Number of warrants expired																			437,500	437,500
Number of shares issued						95,280,979											112,224,174		95,280,979
Number of shares outstanding						95,280,979											112,224,174		95,280,979
Gain/(loss) on derivative instruments | $																		31,888		$ (30,349)	$ 65,907
Expected dividend, warrants granted | $
Weighted average number of shares - basic and diluted (in shares)																	105,203,090	105,203,090	93,885,097	93,885,097	86,498,291
Devon Resources SARL [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period									500,000
Equity issuance, share price | $ / shares									$ 0.20
First non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period												850,000	850,000
Equity issuance, share price | $ / shares												$ 0.20
Proceeds from share issuance												$ 170,000	$ 131,325
First non-brokered private placement [Member] | Arnold Kondrat [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period												350,000	350,000
Private Placements [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period				6,000,000	6,000,000										10,000,000	10,000,000
Equity issuance, share price | $ / shares				$ 0.40											$ 0.50
Proceeds from share issuance				$ 2,400,000	$ 1,807,200										$ 5,000,000	$ 3,745,700
Issuance cost settled in cash | $					$ 80,842
Private Placements [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period														11,500,000
Equity Issuance, Price per Unit | $ / shares	$ 0.50
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares	$ 0.75
Private Placements [Member] | Resolute Mining Limited [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period										13,000,000	13,000,000
Equity issuance, share price | $ / shares										$ 0.20
Proceeds from share issuance										$ 2,600,000	$ 2,008,500
Issuance cost settled in cash | $											$ 127,743
Private Placements [Member] | Certain Insiders [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period				1,790,000	1,790,000										3,390,000	3,390,000
Issuance cost settled in cash | $																$ 427,145
Private Placements [Member] | Arnold Kondrat [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period				1,440,000	1,440,000
Share Swap Transaction [Member] | Resolute Mining Limited [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period										12,500,000	12,500,000
Value of shares in future issuance from swap transaction										$ 2,500,000	$ 1,931,250
Maximum Capped Shares										3,000,000	3,000,000
Consulting services rendered by third party [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period		20,640	24,896	22,659	22,659			54,326
Equity issuance, share price | $ / shares		$ 0.5475	$ 0.4539	$ 0.50				$ 0.39
Warrants granted during period | $																		537,000
Warrants exercised during period | Share				875,000	875,000
Exercise price of warrants exercised | $ / shares				$ 0.36
Proceeds from warrant exercise				$ 315,000	$ 236,129
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																	0.27%	0.27%
Expected volatility, warrants granted																	78.23%	78.23%
Expected life, warrants granted | Year																	0	0
Top of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																	0.29%	0.29%
Expected volatility, warrants granted																	82.24%	82.24%
Expected life, warrants granted | Year																	2	2